Consolidated Statements of Earnings and Comprehensive Earnings - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenue (Note 28)	$ 2,818.9	$ 2,316.1
Production costs (Note 23)	(1,633.8)	(1,479.2)
Depreciation and amortization (Note 14)	(571.7)	(484.2)
Royalties	(64.9)	(55.9)
Cost of sales	(2,270.4)	(2,019.3)
Mine operating earnings (Note 28)	548.5	296.8
General and administrative	(69.8)	(61.4)
Exploration and project development	(10.1)	(14.6)
Mine care and maintenance (Note 24)	(32.3)	(81.0)
Foreign exchange gains	38.2	8.9
Impairment charges (Note 15)	0.0	(78.6)
Derivative (losses) gains (Note 10(d))	(25.1)	8.3
Mineral properties, plant and equipment (losses) gains (Note 14)	(1.4)	1.2
Gains from sale of subsidiaries (Note 9)	137.4	6.7
Transaction and integration costs (Note 8)	0.0	(25.3)
Change in mine reclamation obligations (Note 18)	(53.7)	(15.7)
Other expense	(1.0)	(7.2)
Earnings from operations	530.7	38.1
Investment loss (Note 10(b))	(14.3)	(5.5)
Interest and finance expense (Note 25)	(84.7)	(91.4)
Earnings (loss) before income taxes	431.7	(58.8)
Income tax expense (Note 29)	(319.0)	(46.1)
Net earnings (loss)	112.7	(104.9)
Equity holders of the Company	111.5	(103.7)
Non-controlling interests	1.2	(1.2)
Items that will not be reclassified to net earnings (loss)
Remeasurement of retirement benefit plan	(0.2)	(2.6)
Unrealized loss on long-term investment (Note 10(c))	(0.4)	(24.2)
Income tax expense related to long-term investments (Note 29)	0.0	(0.5)
Total other comprehensive loss	(0.6)	(27.3)
Total comprehensive earnings (loss)	112.1	(132.2)
Equity holders of the Company	110.9	(131.0)
Non-controlling interests	$ 1.2	$ (1.2)
Earnings (loss) per share attributable to common shareholders (Note 26)
Basic earnings (loss) per share (in USD per share)	$ 0.31	$ (0.32)
Diluted earnings (loss) per share (in USD per share)	$ 0.31	$ (0.32)
Weighted average shares outstanding Basic (shares)	363,361	326,540
Weighted average shares outstanding Diluted (shares)	363,401	326,540